Related Party Transactions - Schedule of Related Parties and their Relationships with the Company (Details)	12 Months Ended
Dec. 31, 2025
Shenzhen Zhonghe Energy Storage Technology Co., Ltd. [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Controlled by Olivia Wang
Shenzhen Hechu Enterprise Management Partnership (Limited Partnership) [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Controlled by Olivia Wang
Shanxi Ji’an Technology Prevention Co., Ltd. [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Controlled by Olivia Wang
Tu Jingyi (“Mr. Tu”) [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Shareholder of the Company	[1]
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Controlled by Mr. Tu	[1]
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Controlled by Mr. Tu	[1]
Guardforce Holdings (HK) Limited [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Controlled by Mr. Tu’s father	[1]
GF Technovation Company Limited [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu’s father is the majority shareholder of its ultimate holding company	[1]
Guardforce Security (Thailand) Company Limited [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu’s father is the majority shareholder of its ultimate holding company	[1]
Guardforce Aviation Security Company Limited [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu’s father is the majority shareholder of its ultimate holding company	[1]
InnoAI Technology (Shenzhen) Co., Ltd. [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Controlled by Jia Lin, President of the Company	[2]

[1]	As of December 31, 2025, these companies are no longer considered to be related parties.
[2]	On May 13, 2024, the Company entered into a Share Transfer Agreement (“InnoAI Agreement”) to acquire 100% of the equity interests in InnoAI. Pursuant to the InnoAI Agreement, InnoAI became a wholly owned subsidiary of the Company.